INCOME TAXES (Details Textual) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 63.2
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2036
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 4.5